STOCK-BASED COMPENSATION PLANS - Deferred share unit and performance share unit plans (Details) - Option			12 Months Ended
	Jul. 13, 2016	Jul. 10, 2016	Dec. 31, 2017
Quebecor deferred share unit plan, employees
STOCK-BASED COMPENSATION PLANS
Vesting life of share based awards	6 years
Beginning balance (in shares)			128,942
Granted (in shares)			128,710
Exercised (in shares)			(6,546)
Cancelled (in shares)			(29,564)
Ending balance (in shares)			221,542
Quebecor performance shares, employees
STOCK-BASED COMPENSATION PLANS
Vesting life of share based awards	3 years
Beginning balance (in shares)			162,150
Granted (in shares)			163,232
Exercised (in shares)			(7,890)
Cancelled (in shares)			(37,268)
Ending balance (in shares)			280,224
TVA group deferred share unit plan, employees
STOCK-BASED COMPENSATION PLANS
Vesting life of share based awards		6 years
Beginning balance (in shares)			191,322
Granted (in shares)			134,484
Exercised (in shares)			(16,018)
Cancelled (in shares)			(61,541)
Ending balance (in shares)			248,247
TVA group performance shares, employees
STOCK-BASED COMPENSATION PLANS
Vesting life of share based awards		3 years
Beginning balance (in shares)			212,671
Granted (in shares)			147,937
Cancelled (in shares)			(89,971)
Ending balance (in shares)			270,637